Investments (excluding Consolidated Investment Entities) - Debt Maturities (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Without single maturity date, Amortized Cost	$ 10,732.5	$ 11,123.1
Without single maturity date, Fair Value	12,166.1	12,613.4
Percentage collateralized of mortgage backed securities including interest-only strip or principal-only strip	32.50%	33.10%	32.80%
Other asset-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Without single maturity date, Amortized Cost	2,197.1	2,536.4
Without single maturity date, Fair Value	2,252.6	2,564.6
Fixed maturities, including securities pledged, Amortized Cost	2,197.1	2,536.4	2,727.0
Fixed maturities, including securities pledged	2,252.6	2,564.6	2,501.2
Fixed maturities
Available-for-sale Securities, Including Securities Pledged [Line Items]
One year or less, Amortized Cost	2,923.6	2,820.9
One year or less, Fair Value	3,021.8	2,918.1
After one year through five years, Amortized Cost	14,250.2	14,380.3
After one year through five years, Fair Value	15,205.4	15,353.4
After five years through ten years, Amortized Cost	18,184.4	17,372.7
After five years through ten years, Fair Value	19,830.3	19,179.7
After ten years, Amortized Cost	19,514.3	18,963.3
After ten years, Fair Value	22,597.2	22,657.9
Fixed maturities, including securities pledged, Amortized Cost	67,802.1	67,196.7	66,879.5
Fixed maturities, including securities pledged	$ 75,073.4	$ 75,287.1	$ 72,669.4